Net debt	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Net debt
22. Net debt

		2022 $m	2021 $m
Cash and cash equivalents		976	1,450
Loans and other borrowings	– current	(55)	(292)
	– non-current	(2,341)	(2,553)
Lease liabilities	– current	(26)	(35)
	– non-current	(401)	(384)
Derivative financial instruments hedging debt values (note 23)		(4)	(67)
Net debt		(1,851)	(1,881)

Movement in net debt	2022 $m	2021 $m
Net decrease in cash and cash equivalents, net of overdrafts	(393)	(236)

Add back financing cash flows in respect of other components of net debt:
Principal element of lease payments	36	32
Repayment of £600m commercial paper a	–	828
Repayment of long-term bonds	209	–
	245	860
(Increase)/decrease in net debt arising from cash flows	(148)	624

Other movements:
Lease liabilities	(48)	(7)
Increase in accrued interest	(1)	(1)
Disposals	–	3
Exchange and other adjustments	227	29
	178	24
Decrease in net debt	30	648
Net debt at beginning of the year	(1,881)	(2,529)
Net debt at end of the year	(1,851)	(1,881)

a	Under the UK Government’s Covid Corporate Financing Facility (‘CCFF’).

Information concerning Non-GAAP measures can be found in the Strategic Report.

Net debt as calculated for bank covenants can be found on page 201.
Loans and other borrowings (excluding bank overdrafts), lease liabilities and currency swaps comprise the liabilities included in the financing activities section of the Group statement of cash flows and their movements are analysed as follows:

	At 1 January 2022 $m	Financing cash flows $m	Exchange adjustments $m	Disposal $m	Other $m	a,b	At 31 December 2022 $m
Lease liabilities	419	(36)	(4)	–	48		427
£173m 3.875% bonds 2022	233	(209)	(24)	–	–		–
€ 500m 1.625% bonds 2024	565	–	(32)	–	1		534
£300m 3.75% bonds 2025	408	–	(45)	–	2		365
£350m 2.125% bonds 2026	473	–	(50)	–	–		423
€ 500m 2.125% bonds 2027	570	–	(32)	–	1		539
£400m 3.375% bonds 2028	537	–	(57)	–	–		480
	3,205	(245)	(244)	–	52		2,768
Currency swaps	62	–	–	–	(58)		4
	3,267	(245)	(244)	–	(6)		2,772

	At 1 January 2021 $m	Financing cash flows $m	Exchange adjustments $m	Disposal $m	Other $m	b	At 31 December 2021 $m
Lease liabilities	450	(32)	(3)	(3)	7		419
£173m 3.875% bonds 2022	235	–	(3)	–	1		233
€ 500m 1.625% bonds 2024	611	–	(48)	–	2		565
£300m 3.75% bonds 2025	413	–	(5)	–	–		408
£350m 2.125% bonds 2026	479	–	(6)	–	–		473
€ 500m 2.125% bonds 2027	618	–	(48)	–	–		570
£400m 3.375% bonds 2028	542	–	(7)	–	2		537
Commercial paper	818	(828)	13	–	(3)		–
	4,166	(860)	(107)	(3)	9		3,205
Currency swaps	17	–	–	–	45		62
	4,183	(860)	(107)	(3)	54		3,267

a	The non-cash increase in lease liabilities principally arises from additions.

b	The change in value of currency swaps represents fair value movements.